Note 12 - Long-term Debt (Details)									1 Months Ended			9 Months Ended		12 Months Ended			18 Months Ended	33 Months Ended
	Mar. 16, 2016 USD ($)	Dec. 23, 2015 USD ($)	Nov. 24, 2015 USD ($)	Feb. 26, 2015 USD ($)	Feb. 20, 2015 USD ($)	Jan. 14, 2015 USD ($)	May. 08, 2012 USD ($)	Apr. 10, 2012 USD ($)	Nov. 24, 2014 USD ($)	Jan. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2013 USD ($)	Sep. 03, 2013 USD ($)	Mar. 28, 2013 USD ($)	Jul. 09, 2012 USD ($)	Nov. 30, 2010 USD ($)	Apr. 01, 2010 USD ($)	Dec. 31, 2009 USD ($)
Note 12 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																				$ 300
Proceeds from Sale of Property, Plant, and Equipment														$ 3,002,000
Debt Instrument, Interest Rate During Period														6.40%	6.52%	4.95%
Gain (Loss) on Extinguishment of Debt			$ 1,470,000											$ 3,424,000
Loans Payable, Current														67,947,000	$ 64,338,000		$ 64,338,000	$ 67,947,000
Long-term Debt														67,947,000	72,045,000		72,045,000	67,947,000
Convertible Note, Fair Value Adjustment																$ 513
Shipping Sector [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Other Expenses																$ 2,510,000
Newlead Venetico [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment							$ 9,450,000
Newlead Markela [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 3,081,000
Avra and Fortune [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment										$ 80,159,000	$ 64,532,000
Syndicate Facility Agreement [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Loans Payable to Bank, Current																							$ 129,000		$ 221,400
Notes and Loans Payable, Current														129,000	129,000		$ 129,000	129,000
Piraeus Bank Credit Facility [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity														$ 62,000,000				62,000,000
Line of Credit Facility, Interest Rate During Period														6.31%
Repayments of Lines of Credit							$ 6,736,000
Long-term Line of Credit												$ 32,525,000	$ 32,525,000	$ 32,525,000				32,525,000
Portigon AG Credit Facility [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																								$ 27,500,000
Line of Credit Facility, Interest Rate During Period														5.53%
Long-term Line of Credit														$ 24,215,000				24,215,000			$ 25,250,000
Security Cover Ratio														125.00%
Percent of Proceeds from Sale of the Vessel														75.00%
Minimum Market Adjusted Equity Ratio													25.00%				30.00%
Minimum Liquidity Ratio														5.00%
Minimum Working Capital														$ 0				0
Minimum Interest Coverage Ratio												2.00%					2.50%
Portigon AG Credit Facility [Member] | In Compliance [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Percent of Proceeds from Sale of the Vessel														50.00%
Portigon AG Credit Facility [Member] | Not in Compliance [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Percent of Proceeds from Sale of the Vessel														100.00%
Portigon AG Credit Facility [Member] | Reduced Balloon Payment [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal														$ 6,000,000
3 Quarterly Installments [Member] | Portigon AG Credit Facility [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal																		300,000
5 Quarterly Installments [Member] | Portigon AG Credit Facility [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal																		375,000
15 Quarterly Installments [Member] | Portigon AG Credit Facility [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal																		475,000
Balloon Payment [Member] | Portigon AG Credit Facility [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal																		$ 15,350,000
Variable Rate A [Member] | Portigon AG Credit Facility [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate														3.25%
Variable Rate B [Member] | Portigon AG Credit Facility [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate														3.00%
Variable Rate C [Member] | Portigon AG Credit Facility [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate														2.75%
Variable Rate D [Member] | Portigon AG Credit Facility [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate														2.50%
Natixis [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														3.11%				3.11%
Long-term Debt														$ 8,207				$ 8,207
Natixis [Member] | Sofia [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Number of Installments						10
Debt Instrument, Periodic Payment						$ 23,000
Debt Instrument, Periodic Payment Terms, Final Installment						3,327,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						2,439,000
Debt Instrument, Deferred Installments						$ 865,000
Natixis [Member] | Nepheli [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Number of Installments						16
Debt Instrument, Periodic Payment					$ 25,000	$ 21,000
Debt Instrument, Periodic Payment Terms, Final Installment					3,072,000	3,253,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					2,265,000	2,425,000
Debt Instrument, Deferred Installments					807,000	$ 807,000
Loans Payable, Current														205,000				205,000
Natixis [Member] | Nikolas Vessel [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Number of Installments						15
Debt Instrument, Periodic Payment					35,000	$ 31,000
Debt Instrument, Periodic Payment Terms, Final Installment					4,490,000	4,767,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					3,263,000	3,545,000
Debt Instrument, Deferred Installments					$ 1,192,000	$ 1,191,000
Loans Payable, Current														$ 295,000				295,000
Natixis [Member] | Nepheli and Sofia [Member] | Subsequent Event [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Long-term Debt, Agreed Amount	$ 500,000
Sofia [Member] | Sofia Vessel [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Gain (Loss) on Extinguishment of Debt				$ 523,000
Mojave Finance Inc. [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Loans Payable to Bank								$ 3,000,000											$ 3,000,000			$ 3,000,000
Debt Instrument, Term								3 months
Debt Instrument, Interest Rate During Period														5.28%
Loans Payable, Current														$ 3,000,000	3,000,000		$ 3,000,000	3,000,000
Mojave Finance Inc. [Member] | NewLead Mojave Holdings LLC [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Percent of Interest to Secure a Loan								52.00%
Mojave Finance Inc. [Member] | New Lead JMEG LLC [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Percent of Interest to Secure a Loan								50.00%
Natixis [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Loans Payable, Current														8,207,000	$ 4,598,000		$ 4,598,000	$ 8,207,000
Natixis [Member] | Nepheli and Others [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 12,385,000
Natixis [Member] | Balloon Payment [Member] | Sofia [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal									1,976,000
Natixis [Member] | Balloon Payment [Member] | Nepheli [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal									1,844,000
Natixis [Member] | Balloon Payment [Member] | Nikolas [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal									$ 2,722,000
Maximum [Member] | Portigon AG Credit Facility [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Direct Sale Costs and Trade Debt														$ 500,000